Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Service Provided by or to Related Parties
Details of related party transactions for the years ended December 31, 2022, 2023 and 2024 are as follows:
Service provided by related parties:

	For the year ended December 31
	2022	2023	2024
	RMB	RMB	RMB
Technology service fee to Xiaoke	7,259	1,887	3,234
Channel cost to Huibao Huipei	2,054	7,439	10,940

Total	9,313	9,326	14,174

Service provided to related parties:

	For the year ended December 31
	2022	2023	2024
	RMB	RMB	RMB
Consulting service fee to Huibao Huipei	970	728	204

Total	970	728	204

Schedule of Related Party Transactions
Details of related party balances as of December 31, 2023 and 2024 are as follows:
Amounts due from related parties:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Minority shareholders of the Company	106	766
Huibao Huipei	277	157

Xiaoke	—	72

	383	995

Amounts due to related parties:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Xiaoke	2,000	—
Huibao Huipei	451	2,495

	2,451	2,495